Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	34.00%
State tax rate, net	4.58%	5.45%
Permanent differences	(0.90%)	(0.02%)
Impact of change in federal income tax rates	0.00%	(11.92%)
Deferred tax asset valuation allowance	(5.33%)	(27.51%)
Effective income tax rate	(19.35%)	0.00%